UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter:
Delaware Group Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Foundation Funds

Delaware
Aggressive Allocation Portfolio

Delaware
Moderate Allocation Portfolio

Delaware
Conservative Allocation Portfolio

September 30, 2007

Core equity mutual funds

Table of contents

> Portfolio management review	1
> Performance summaries	6
> Disclosure of Portfolio expenses	12
> Sector allocations	14
> Statements of net assets	15
> Statements of assets and liabilities	18
> Statements of operations	19
> Statements of changes in net assets	20
> Financial highlights	21
> Notes to financial statements	36
> Report of independent registered public accounting firm	42
> Other Fund information (unaudited)	43
> Board of trustees/directors and officers addendum	46
> About the organization	48

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware Foundation Funds

Oct. 10, 2007

The manager of Delaware Foundation Funds provided the answer to the questions below as a review of the Portfolios’ activities for the fiscal year ended Sept. 30, 2007.

What was the investment environment like for Delaware Foundation Funds during the fiscal year ended Sept. 30, 2007?

The U.S. economy continued to grow throughout the fiscal year that ended Sept. 30, 2007, despite increasing signs of a slowdown. Business conditions remained generally favorable and corporate profits were solid, which provided a positive backdrop for stocks. The Dow Jones Industrial Average* first set record highs, fell by nearly 10%, and then recovered to finish up 20.03% for the year. The S&P 500 finished the same period up 15.13%. (Source: Lipper) The dollar showed continued weakness as the year came to an end, and the euro rose to new highs against the U.S. currency, finishing above $1.42 on the last day of trading. Notably, the Canadian dollar broke through par and finished just above even with the U.S. dollar. (Source: Wall Street Journal)

The Federal Reserve, on hold since August of last year, cut the short-term fed funds rate by one half percentage point on Sept. 18, 2007, and also reduced the discount rate, actions that helped move the stock market higher. On Sept. 27, 2007, the central bank also announced that bank borrowing from the Fed had slowed to its lowest level in six weeks, or since institutions first took advantage of the lowered discount rate. (Source: Wall Street Journal)

International equity markets also reached new highs over the fiscal year. China was the key driver behind emerging markets performance as its equity markets reached record levels on the back of robust economic growth. European equities were also stronger for the year, driven by lower interest rates and increased mergers and acquisitions activity.

The bond market, however, ended the fiscal year with a three-month roller coaster ride. In the summer months of 2007, bond market activity reflected a shift in investor sentiment away from risk. This shift began in earnest in the third week of July as problems in the subprime mortgage market created concerns about broader credit availability as well as a sharper focus on the balance sheets of the financial institutions holding credit portfolios. The credit market trouble also led to concerns about the impact on global economic activity and dampened performance in equity markets as well. Consequently, many companies with exposure to these credit concerns were punished to varying degrees.

What strategies did you pursue during the fiscal year?

As always, during the one-year fiscal period, we adhered to a very disciplined approach to asset allocation and applied it to all three Portfolios in a consistent manner. The Delaware Foundation Funds follow a “fund of funds” structure. Each is a potential all-in-one Portfolio for shareholders with specific goals and levels of risk tolerance. The Delaware Foundation Funds are designed to hold mutual funds across various asset classes, offering investors diversification and asset allocation alternatives, while providing access to multiple professional asset managers and investment philosophies.

Mike Hogan, executive vice president and chief investment officer of equity investments, assumed primary responsibility for managing the Portfolios in June 2007 and consults regularly with members of the Delaware Investments Core Equity Portfolio management team led by Francis X. Morris. The Core Equity team specializes in combining bottom-up, fundamental research with proprietary quantitative analytics that help measure opportunity in the marketplace. Hogan and Sharon Hill, vice president and head of equity quantitative research and analytics, join the team as it meets regularly to make asset allocation decisions for Delaware Foundation Funds.

Our strategic process measures the expected returns of each asset class (and the returns of the underlying investments — mostly individual Delaware Investments mutual funds) to determine each asset class’s relative

*Dow Jones Industrial Average is the most widely used market indicator and is composed of 30 large domestic industrial stocks.

The views expressed are current as of the date of this report and are subject to change.

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Portfolio management review

Delaware Foundation Funds

attractiveness to other investment alternatives. Our quantitative models are designed to signal the need to rebalance the Portfolios. We determine the specific allocations and the timing of each trade execution based on current valuations and our outlook for the various markets moving forward.

Though the investment selection process is similar for each of the Portfolios, the weighting of the underlying asset classes within each is modified, based on the parameters of each Portfolio’s investment objective. The names of the Portfolios reflect the degree of risk in each. During the past year, we closely monitored economic considerations globally, including the effects of rising interest rates in the U.S. and the rise in energy prices.

That macroeconomic analysis, coupled with the use of quantitative modeling, helps us as we evaluate the three primary factors that we hold to be key in active asset allocation decision-making:

  Expected return of specific asset classes
  Expected volatility of specific asset classes
  Correlation of the asset classes, or degree to which they may move up or down together

Q: What general trends were notable in the underlying holdings across the Portfolios?

A: Three underlying securities made up the largest equity holdings in percentage for all three Portfolios at the end of the fiscal year. They included Delaware Large Cap Growth Fund, Delaware International Value Equity Fund, and Delaware Value Fund. Compared to their benchmarks, the Portfolios established an overweight position in equity investments and an underweight position in fixed income investments because of concerns about deterioration in the credit markets.

Among the Delaware Investments fixed income funds, the largest holding in the Delaware Foundation Funds Portfolios was Delaware Core Plus Bond Fund. Over the Fund’s fiscal period, the general strategy of Delaware Core Plus Bond Fund managers was to avoid newly underwritten deals with high leverage characteristics. They instead focused on seasoned bonds with more attractive credit profiles and continued to use defensive strategies such as purchasing 15-year mortgages and mortgages with much more favorable prepayment characteristics.

The managers of Delaware Foundation Funds provided the answers to the questions below as a review of the Portfolios’ activities for the fiscal year that ended Sept. 30, 2007.

Q: How did the Delaware Aggressive Allocation Portfolio perform and evolve during the fiscal year?

A: Delaware Aggressive Allocation Portfolio showed the strongest performance among the Portfolios. The Portfolio returned +14.52% at net asset value and +7.91% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the year ended Sept. 30, 2007. The Portfolio’s performance benchmark, the S&P 500 Index, returned +16.43%. Its peer group, as measured by the Lipper Mixed-Asset Target Allocation Growth Funds Average, returned 14.04%. (Source: Lipper) For the complete, annualized performance of Delaware Aggressive Allocation Portfolio, please see the table on page 6.

We continued to define our strategy as investing primarily in shares of other Delaware Investments Funds, including equity funds, and to a lesser extent, fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio will typically invest more of its assets in equity funds and securities than in fixed income funds and securities. Typically, the Portfolio will invest between 10% and 30% of its assets in international funds or securities.

Comparing fixed income assets to equity assets at the beginning of the fiscal year, the Portfolio held 19.0% in fixed income assets and 79.0% in equity securities. Top performing holdings for the fiscal year were Delaware Value Fund, Delaware Large Cap Growth Fund, and Delaware International Value Equity Fund.

At the end of the fiscal year, Delaware Value Fund and Delaware Large Cap Growth Fund were 48% of total holdings in the Portfolio. (Delaware Large Cap Growth

Fund was closed to new investors during the fiscal year.) The Portfolio’s bias toward larger companies paid off as larger cap equities outperformed their smaller peers over the year. In the fourth quarter of the fiscal year, Delaware Trend Fund moved into the list of top ten performers in the Portfolio, and Delaware High-Yield Opportunities Fund fell below that level of performance.

Also in the Portfolio, the percentage of Delaware International Value Equity Fund securities grew from the 2006 fiscal year end level at 15.5%, to 17.5% at fiscal year end. Emerging markets assets grew from 5.0% at the end of the 2006 fiscal year to 6.2% at the end of the fourth fiscal quarter. Exposure to both of these Funds was increased, as economic growth and long-term fundamentals in the global equity market remained strong.

The smallest allocations in the top ten holdings of the Portfolio for the fiscal year ended Sept. 30, 2007, were Delaware Trend Fund, Delaware Inflation Protected Bond Fund, Delaware Corporate Bond Fund, and Delaware Small Cap Core Fund. A position in Delaware High-Yield Opportunities Fund was sold in anticipation of weak fundamentals in the credit markets.

Q: How did the Delaware Moderate Allocation Portfolio perform and evolve during the fiscal year?

A: Delaware Moderate Allocation Portfolio showed the second strongest performance among the Portfolios. The Portfolio returned +11.18% at net asset value and +4.75% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the year ended Sept. 30, 2007. The Portfolio’s performance benchmarks, the S&P 500 Index returned 16.43% and the Lehman Brothers Aggregate Bond Index, returned +5.14%. Its peer group, as measured by the Lipper Mixed-Asset Target Allocation Moderate Funds Average, returned 11.68%. (Source: Lipper) For the complete, annualized performance of Delaware Moderate Allocation Portfolio, please see the table on page 8.

We continued to define our strategy as investing primarily in shares of other Delaware Investments Funds, including equity, fixed income, and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal circumstances, the Portfolio will invest at least 25% of its net assets in equity funds and securities, and at least 25% of its net assets in fixed income funds and securities. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities or more in fixed income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed income funds and securities. The Portfolio will typically invest between 5% and 20% of its assets in international funds and securities. Over the course of the fiscal year that ended Sept. 30, 2007, Delaware Investments Moderate Allocation Portfolio held a fairly stable percentage of equity funds, beginning the year with 62.0% and ending the year with 63.6%. In fixed income funds, the Portfolio lowered its holdings from 32.8% at the beginning of the year to 29.7% at the end of the year.

To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic, and regulatory conditions in the countries represented in its Portfolio. This held true for the 2006–2007 fiscal year, with Delaware International Value Equity Fund assets at the end of the year on the higher end of the range, comprising 9.5% of the Portfolio. At the beginning of the year, investments in this Fund represented 8.1% of the Portfolio. The Portfolio also maintained a significant allocation to Delaware Emerging Markets Fund, as economic growth and long-term fundamentals in the global equity markets remained robust.

Note that the Portfolio’s diversified asset mix does include stocks, bonds, and cash equivalents. It is generally designed for investors with moderate risk tolerance and a preference for broad diversification across a wide variety of asset types.

(continues)     3

Portfolio management review

Delaware Foundation Funds

Top holdings at the end of the fiscal year were Delaware Value Fund, Delaware Large Cap Growth Fund, and Delaware Core Plus Bond Fund, which represented 58% of the assets. The Portfolio’s bias toward larger companies benefited performance over the year as large cap equities outperformed their smaller peers.

The smaller allocations on the top holdings list for the fiscal year were Delaware Inflation Protected Bond Fund, Delaware Limited-Term Government Fund, and Delaware Emerging Markets Fund. Exposure to Delaware High-Yield Opportunities Fund was decreased in late 2007 compared to earlier months as a weakening credit environment looked to put downward pressure on lower-quality fixed income securities.

Q: How did the Delaware Conservative Allocation Portfolio perform and evolve during the fiscal year?

A: Delaware Conservative Allocation Portfolio had the lowest performance among the Portfolios. The Portfolio returned +8.36% at net asset value and +2.09% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the year ended Sept. 30, 2007. The Portfolio’s performance benchmark, the Lehman Brothers Aggregate Bond Index, returned +5.14%. Its peer group, as measured by the Lipper Mixed-Asset Target Allocation Conservative Funds Average, returned 8.03% (source: Lipper). For the complete, annualized performance of Delaware Conservative Allocation Portfolio, please see the table on page 10.

We continued to define our strategy as investing in shares of other Delaware Investments funds, including fixed income and equity funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 25%). The Portfolio may allocate between 5% and 20% to international funds and securities assets, and this year saw the amount fluctuate almost 10% in response to the market conditions. To the extent that it invests in equity funds and securities, the Portfolio will be affected by declines in stock prices.

Over the course of the year that ended Sept. 30, 2007, Delaware Conservative Allocation Portfolio held a stable percentage of equity funds, beginning the year at 42.7% and ending the year with 42.3%. In fixed income funds, the 51.7% of assets fell to 48.3%.

Unlike Delaware Foundation Funds’ more aggressive Portfolios, Delaware Conservative Allocation Portfolio saw its largest holdings remain at the top of the list for the entire fiscal year, including Delaware Core Plus Bond Fund, at 31.0%. Two other large holdings for the fiscal year were Delaware Value Fund and Delaware Corporate Bond Fund.

The smaller allocations among the top funds for the fiscal year were Delaware Inflation Protected Bond Fund, Delaware Emerging Markets Fund, and Delaware Limited-Term Government Fund.

Performance summary

Delaware Aggressive Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Aggressive Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds may lose their value as interest rates rise, and an investor may lose principal.

Effective June 25, 2007, Portfolio management responsibilities for the Portfolio changed. The current manager is listed in this report. Please see the prospectus, as supplemented, which contains important information regarding the investment manager for the Portfolio.

Fund performance
Average annual total returns
Through Sept. 30, 2007	1 year	5 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+14.52%	+14.48%	+5.55%
Including sales charge	+7.91%	+13.13%	+4.90%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+13.66%	+13.63%	+4.91%
Including sales charge	+9.66%	+13.36%	+4.91%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+13.65%	+13.62%	+4.78%
Including sales charge	+12.65%	+13.62%	+4.78%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Portfolio performance chart above and in the Performance of a $10,000 Investment chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Jan. 31, 2008.

Class B shares offered formerly by the Portfolio were sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees through Jan. 31, 2008, as described in the most recent prospectus. The most recent prospectus designated the Portfolio’s net expense ratios for Class A, B, C, R, and Institutional Class shares as 1.70%, 2.45%, 2.45%, 1.95%, and 1.45%, respectively. Total operating expenses for Class A, B, C, R, and Institutional Class shares were designated as 2.03%, 2.73%, 2.73%, 2.33%, and 1.73%, respectively. These numbers included the expenses of the underlying funds.

The average annual total returns for the 1-year, 3-year, and lifetime (since June 2, 2003) periods ended Sept. 30, 2007, for the Delaware Aggressive Allocation Portfolio Class R shares were 14.18%, 12.06%, and 12.24%, respectively.

Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Jan. 31, 2008.

The average annual total returns for the 1-year, 5-year, and lifetime (since Dec. 31, 1997) periods ended Sept. 30, 2007, for Delaware Aggressive Allocation Portfolio Institutional Class shares were 14.87%, 14.78%, and 5.81%, respectively.

Institutional Class shares were first made available Dec. 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics
As of Sept. 30, 2007

Fund objective
The Portfolio seeks long-term capital growth.

Total Fund net assets
$55 million

Number of holdings
11

Fund start date
Dec. 31, 1997

	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class B	DFGDX	245918875
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

Performance of a $10,000 Investment
Average annual total returns from Dec. 31, 1997 (Portfolio’s inception), through Sept. 30, 2007

	Starting value (Dec. 31, 1997)	Ending value (Sept. 30, 2007)
S&P 500 Index	$10,000	$18,366
Delaware Aggressive Allocation Portfolio — Class A Shares	$9,425	$15,953

Chart assumes $10,000 invested in the Portfolio on Dec. 31, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Portfolio classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the S&P 500 Index as of Dec. 31, 1997.

The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

(continues)     7

Performance summary

Delaware Moderate Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Moderate Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds may lose their value as interest rates rise, and an investor may lose principal.

Effective June 25, 2007, Portfolio management responsibilities for the Portfolio changed. The current manager is listed in this report. Please see the prospectus, as supplemented, which contains important information regarding the investment manager for the Portfolio.

Fund performance
Average annual total returns
Through Sept. 30, 2007	1 year	5 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+11.18%	+11.82%	+5.12%
Including sales charge	+4.75%	+10.51%	+4.48%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+10.32%	+10.98%	+4.48%
Including sales charge	+6.32%	+10.69%	+4.48%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+10.30%	+10.99%	+4.38%
Including sales charge	+9.30%	+10.99%	+4.38%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Portfolio performance chart above and in the Performance of a $10,000 Investment chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Jan. 31, 2008.

Class B shares offered formerly by the Portfolio were sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees through Jan. 31, 2008, as described in the most recent prospectus. The most recent prospectus designated the Portfolio’s net expense ratios for Class A, B, C, R, and Institutional Class shares as 1.63%, 2.38%, 2.38%, 1.88%, and 1.38%, respectively. Total operating expenses for Class A, B, C, R, and Institutional Class shares were designated as 1.97%, 2.67%, 2.67%, 2.27%, and 1.67%, respectively. These numbers included the expenses of the underlying funds.

The average annual total returns for the 1-year, 3-year, and lifetime (since June 2, 2003) periods ended Sept. 30, 2007, for the Delaware Moderate Allocation Portfolio Class R shares were 10.94%, 9.56%, and 9.63%, respectively.

Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Jan. 31, 2008.

The average annual total returns for the 1-year, 5-year, and lifetime (since Dec. 31, 1997) periods ended Sept. 30, 2007, for Delaware Moderate Allocation Portfolio Institutional Class shares were 11.41%, 12.12%, and 5.38%, respectively.

Institutional Class shares were first made available Dec. 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics
As of Sept. 30, 2007

Fund objective
The Portfolio seeks capital appreciation with current income as a secondary objective.

Total Fund net assets
$52 million

Number of holdings
13

Fund start date
Dec. 31, 1997

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class B	DFBBX	245918602
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

Performance of a $10,000 Investment
Average annual total returns from Dec. 31, 1997 (Portfolio’s inception), through Sept. 30, 2007

	Starting value (Dec. 31, 1997)	Ending value (Sept. 30, 2007)
S&P 500 Index	$10,000	$18,366
Lehman Brothers Aggregate Bond Index	$10,000	$16,339
Delaware Moderate Allocation Portfolio — Class A Shares	$9,425	$15,326

Chart assumes $10,000 invested in the Portfolio on Dec. 31, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the S&P 500 Index and Lehman Brothers Aggregate Bond Index as of Dec. 31, 1997.

The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is a composite that tracks the broad U.S. Investment grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

(continues)     9

Performance summary

Delaware Conservative Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Conservative Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds may lose their value as interest rates rise, and an investor may lose principal.

Effective June 25, 2007, Portfolio management responsibilities for the Portfolio changed. The current manager is listed in this report. Please see the prospectus, as supplemented, which contains important information regarding the investment manager for the Portfolio.

Fund performance
Average annual total returns
Through Sept. 30, 2007	1 year	5 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+8.36%	+9.00%	+4.53%
Including sales charge	+2.09%	+7.71%	+3.89%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+7.57%	+8.20%	+3.93%
Including sales charge	+3.57%	+7.86%	+3.93%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+7.60%	+8.21%	+3.75%
Including sales charge	+6.60%	+8.21%	+3.75%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Portfolio performance chart above and in the Performance of a $10,000 Investment chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Jan. 31, 2008.

Class B shares offered formerly by the Portfolio were sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees through Jan. 31, 2008, as described in the most recent prospectus. The most recent prospectus designated the Portfolio’s net expense ratios for Class A, B, C, R, and Institutional Class shares as 1.60%, 2.35%, 2.35%, 1.85%, and 1.35%, respectively. Total operating expenses for Class A, B, C, R, and Institutional Class shares were designated as 2.02%, 2.72%, 2.72%, 2.32%, and 1.72%, respectively. These numbers included the expenses of the underlying funds.

The average annual total returns for the 1-year, 3-year, and lifetime (since June 2, 2003) periods ended Sept. 30, 2007, for the Delaware Conservative Allocation Portfolio Class R shares were 8.12%, 7.23%, and 7.19%, respectively.

Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Jan. 31, 2008.

The average annual total returns for the 1-year, 5-year, and lifetime (since Dec. 31, 1997) periods ended Sept. 30, 2007, for Delaware Conservative Allocation Portfolio Institutional Class shares were 8.72%, 9.28%, and 4.79%, respectively.

Institutional Class shares were first made available Dec. 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics
As of Sept. 30, 2007

Fund objective
The Portfolio seeks a combination of current income and
preservation of capital with capital appreciation.

Total Fund net assets
$44 million

Number of holdings
11

Fund start date
Dec. 31, 1997

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class B	DFIDX	245918206
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

Performance of a $10,000 Investment
Average annual total returns from Dec. 31, 1997 (Portfolio’s inception), through Sept. 30, 2007

	Starting value (Dec. 31, 1997)	Ending value (Sept. 30, 2007)
Lehman Brothers Aggregate Bond Index	$10,000	$16,339
Delaware Conservative Allocation Portfolio — Class A Shares	$9,425	$14,513

Chart assumes $10,000 invested in the Portfolio on Dec. 31, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Portfolio classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Lehman Brothers Aggregate Bond Index as of Dec. 31, 1997.

The Lehman Brothers Aggregate Bond Index is a composite that tracks the broad U.S. Investment grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Portfolio expenses

For the period April 1, 2007 to September 30, 2007

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 to September 30, 2007.

Actual Expenses

The first section of the tables shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, nor do they reflect any expenses of the underlying investee funds. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Portfolios’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Portfolio Return
Class A	$1,000.00	$1,063.70	0.80%	$4.14
Class B	1,000.00	1,060.60	1.55%	8.01
Class C	1,000.00	1,060.50	1.55%	8.01
Class R	1,000.00	1,063.00	1.05%	5.43
Institutional Class	1,000.00	1,065.50	0.55%	2.85
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.06	0.80%	$4.05
Class B	1,000.00	1,017.30	1.55%	7.84
Class C	1,000.00	1,017.30	1.55%	7.84
Class R	1,000.00	1,019.80	1.05%	5.32
Institutional Class	1,000.00	1,022.31	0.55%	2.79

Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Portfolio Return
Class A	$1,000.00	$1,048.80	0.80%	$4.11
Class B	1,000.00	1,045.10	1.55%	7.95
Class C	1,000.00	1,045.00	1.55%	7.95
Class R	1,000.00	1,048.00	1.05%	5.39
Institutional Class	1,000.00	1,050.70	0.55%	2.83
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.06	0.80%	$4.05
Class B	1,000.00	1,017.30	1.55%	7.84
Class C	1,000.00	1,017.30	1.55%	7.84
Class R	1,000.00	1,019.80	1.05%	5.32
Institutional Class	1,000.00	1,022.31	0.55%	2.79

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07
Actual Portfolio Return
Class A	$1,000.00	$1,033.90	0.80%	$4.08
Class B	1,000.00	1,029.50	1.55%	7.89
Class C	1,000.00	1,029.60	1.55%	7.89
Class R	1,000.00	1,032.80	1.05%	5.35
Institutional Class	1,000.00	1,034.90	0.55%	2.81
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.06	0.80%	$4.05
Class B	1,000.00	1,017.30	1.55%	7.84
Class C	1,000.00	1,017.30	1.55%	7.84
Class R	1,000.00	1,019.80	1.05%	5.32
Institutional Class	1,000.00	1,022.31	0.55%	2.79

Sector allocations

Delaware Foundation Funds

As of September 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Delaware Aggresive Allocation Portfolio
Percentage
Sector	of Net Assets
Affiliated Investment Companies	98.72%
Domestic Equity Funds	60.31%
International Equity Funds	23.67%
Fixed Income Funds	14.74%
Discount Note	0.47%
Repurchase Agreements	1.00%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19)%
Total Net Assets	100.00%

Delaware Moderate Allocation Portfolio
Percentage
Sector	of Net Assets
Affiliated Investment Companies	93.25%
Domestic Equity Funds	50.70%
International Equity Funds	12.88%
Fixed Income Funds	29.67%
Discount Note	2.15%
Repurchase Agreements	4.65%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05% )
Total Net Assets	100.00%

Delaware Conservative Allocation Portfolio
Percentage
Sector	of NetAssets
Affiliated Investment Companies	90.64%
Domestic Equity Funds	33.93%
International Equity Funds	8.37%
Fixed Income Funds	48.34%
Discount Note	3.00%
Repurchase Agreements	6.48%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12% )
Total Net Assets	100.00%

Statements of net assets

Delaware Aggressive Allocation Portfolio

September 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 98.72%
Equity Funds – 83.98%*
Delaware Group Equity Funds II –
Delaware Value Fund	1,034,761	$14,445,260
Delaware Group Equity Funds III –
Delaware Trend Fund	29,706	657,388
†Delaware Group Equity Funds IV –
Delaware Large Cap Growth Fund	1,525,052	11,986,911
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	161,310	2,108,316
Delaware Small Cap Value Fund	13,303	527,050
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	152,806	3,378,542
Delaware International Value Equity Fund	563,858	9,591,225
†Voyageur Mutual Funds III –
Delaware Select Growth Fund	107,298	3,313,357
		46,008,049
Fixed Income Funds – 14.74%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	746,939	5,504,941
Delaware Inflation Protected Bond Fund	70,508	683,219
Delaware Group Income Funds –
Delaware Corporate Bond Fund	341,283	1,890,707
		8,078,867
Total Affiliated Investment
Companies (cost $41,333,806)		54,086,916

	Principal
	Amount
^Discount Note – 0.47%
Federal Home Loan Bank
4.001% 10/1/07	$254,084	254,084
Total Discount Note
(cost $254,084)		254,084

Repurchase Agreements – 1.00%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased
at $549,183, collateralized by
$251,000 U.S. Treasury Notes
3.375% due 9/15/09, market value
$248,447, $41,000 U.S. Treasury
Notes 3.875% due 7/15/10,
market value $41,407, $29,000
U.S. Treasury Notes 4.125% due
8/15/08, market value $28,765,
$100,000 U.S. Treasury Notes
4.50% due 2/15/09, market
value $101,767 and $136,000
U.S. Treasury Notes 5.625% due
5/15/08, market value $140,236)	549,000	549,000
Total Repurchase Agreements
(cost $549,000)		549,000
Total Value of Securities – 100.19%
(cost $42,136,890)	$54,890,000
Liabilities Net of Receivables and
Other Assets – (0.19%)	(103,695)
Net Assets Applicable to 4,841,751
Shares Outstanding – 100.00%	$54,786,305

Net Asset Value – Delaware Aggressive Allocation
Portfolio Class A ($38,494,860 / 3,390,155 Shares)	$11.35
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class B ($7,907,708 / 705,820 Shares)	$11.20
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class C ($6,027,628 / 537,599 Shares)	$11.21
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class R ($2,241,305 / 198,089 Shares)	$11.31
Net Asset Value – Delaware Aggressive Allocation
Portfolio Institutional Class
($114,804 / 10,088 Shares)	$11.38

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$41,416,762
Undistributed net investment income	24,887
Accumulated net realized gain on investments	591,546
Net unrealized appreciation of investments	12,753,110
Total net assets	$54,786,305

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the year ended September 30, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price Per Share –
Delaware Aggressive Allocation Portfolio
Net asset value Class A (A)	$11.35
Sales charge (5.75% of offering price) (B)	0.69
Offering price	$12.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

(continues)     15

Statements of net assets

Delaware Moderate Allocation Portfolio

September 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 93.25%
Equity Funds – 63.58%*
Delaware Group Equity Funds II –
Delaware Value Fund	875,929	$12,227,962
Delaware Group Equity Funds III –
Delaware Trend Fund	23,765	525,911
†Delaware Group Equity Funds IV –
Delaware Large Cap Growth Fund	1,146,444	9,011,051
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	160,473	2,097,379
Delaware Small Cap Value Fund	12,121	480,219
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	79,599	1,759,942
Delaware International Value
Equity Fund	289,842	4,930,205
†Voyageur Mutual Funds III –
Delaware Select Growth Fund	64,317	1,986,099
		33,018,768
Fixed Income Funds – 29.67%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,207,077	8,896,154
Delaware Inflation Protected
Bond Fund	86,900	842,059
Delaware Group Income Funds –
Delaware Corporate Bond Fund	567,624	3,144,638
Delaware High-Yield
Opportunities Fund	182,941	788,474
Delaware Group Limited-Term
Government Funds – Delaware
Limited-Term Government Fund	211,098	1,735,222
		15,406,547
Total Affiliated Investment Companies
(cost $39,045,200)		48,425,315

	Principal
	Amount
^Discount Note – 2.15%
Federal Home Loan Bank
4.001% 10/1/07	$1,118,633	1,118,371
Total Discount Note
(cost $1,118,371)		1,118,371

Repurchase Agreements – 4.65%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased
at $2,416,805, collateralized by
$1,103,000 U.S. Treasury Notes
3.375% due 9/15/09, market
value $1,093,348, $181,000
U.S. Treasury Notes 3.875% due
7/15/10, market value $182,221,
$126,000 U.S. Treasury Notes
4.125% due 8/15/08, market value
$126,585, $442,000 U.S. Treasury
Notes 4.50% due 2/15/09, market
value $447,851 and $599,000
U.S. Treasury Notes 5.625% due
5/15/08, market value $617,139)	2,416,000	$2,416,000
Total Repurchase Agreements
(cost $2,416,000)		2,416,000

Total Value of Securities – 100.05%
(cost $42,579,571)		51,959,686
Liabilities Net of Receivables and
Other Assets – (0.05%)		(25,609)
Net Assets Applicable to 4,652,118
Shares Outstanding – 100.00%		$51,934,077

Net Asset Value – Delaware Moderate Allocation
Portfolio Class A ($39,525,516 / 3,537,443 Shares)		$11.17
Net Asset Value – Delaware Moderate Allocation
Portfolio Class B ($5,072,459 / 456,320 Shares)		$11.12
Net Asset Value – Delaware Moderate Allocation
Portfolio Class C ($6,080,620 / 545,661 Shares)		$11.14
Net Asset Value – Delaware Moderate Allocation
Portfolio Class R ($1,157,034 / 103,902 Shares)		$11.14
Net Asset Value – Delaware Moderate Allocation
Portfolio Institutional Class ($98,448 / 8,792 Shares)		$11.20

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$41,973,982
Undistributed net investment income		379,882
Accumulated net realized gain on investments		200,098
Net unrealized appreciation of investments		9,380,115
Total net assets		$51,934,077

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the year ended September 30, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price Per Share –
Delaware Moderate Allocation Portfolio
Net asset value Class A (A)		$ 11.17
Sales charge (5.75% of offering price) (B)		0.68
Offering price		$ 11.85

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Conservative Allocation Portfolio

September 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 90.64%
Equity Funds – 42.30%*
Delaware Group Equity Funds II –
Delaware Value Fund	589,457	$8,228,813
Delaware Group Equity Funds III –
Delaware Trend Fund	20,794	460,172
†Delaware Group Equity Funds IV –
Delaware Large Cap
Growth Fund	623,290	4,899,058
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	98,855	1,292,033
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	43,175	954,596
Delaware International Value
Equity Fund	159,777	2,717,805
		18,552,477
Fixed Income Funds – 48.34%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,827,091	13,465,665
Delaware Inflation Protected
Bond Fund	68,216	661,010
Delaware Group Income Funds –
Delaware Corporate Bond Fund	893,336	4,949,081
Delaware High-Yield
Opportunities Fund	258,796	1,115,409
Delaware Group Limited-Term
Government Funds – Delaware
Limited-Term Government Fund	123,208	1,012,769
		21,203,934
Total Affiliated Investment Companies
(cost $35,494,682)		39,756,411

	Principal
	Amount
^Discount Note – 3.00%
Federal Home Loan Bank
4.001% 10/1/07	$1,315,834	1,315,436
Total Discount Note
(cost $1,315,436)		1,315,436

Repurchase Agreements – 6.48%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be
repurchased at $2,842,947,
collateralized by $1,297,000
U.S. Treasury Notes 3.375% due
9/15/09, market value
$1,286,132, $213,000 U.S.
Treasury Notes 3.875% due
7/15/10, market value $214,351,
$148,000 U.S. Treasury Notes
4.125% due 8/15/08, market
value $148,905,
$520,000 U.S. Treasury Notes
4.50% due 2/15/09, market
value $526,818 and $704,000
U.S. Treasury Notes 5.625% due
5/15/08, market value $725,955)	2,842,000	$2,842,000
Total Repurchase Agreements
(cost $2,842,000)		2,842,000

Total Value of Securities – 100.12%
(cost $39,652,118)		43,913,847
Liabilities Net of Receivables and
Other Assets – (0.12%)		(52,245)
Net Assets Applicable to 4,490,020
Shares Outstanding – 100.00%		$43,861,602

Net Asset Value – Delaware Conservative Allocation
Portfolio Class A ($39,862,531 / 4,079,670 Shares)		$9.77
Net Asset Value – Delaware Conservative Allocation
Portfolio Class B ($826,217 / 84,534 Shares)		$9.77
Net Asset Value – Delaware Conservative Allocation
Portfolio Class C ($2,294,318 / 235,768 Shares)		$9.73
Net Asset Value – Delaware Conservative Allocation
Portfolio Class R ($791,661 / 81,182 Shares)		$9.75
Net Asset Value – Delaware Conservative Allocation
Portfolio Institutional Class ($86,875 / 8,866 Shares)		$9.80

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$38,638,980
Undistributed net investment income		752,325
Accumulated net realized gain on investments		208,568
Net unrealized appreciation of investments		4,261,729
Total net assets		$43,861,602

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the year ended September 30, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price Per Share –
Delaware Conservative Allocation Portfolio
Net asset value Class A (A)	$9.77
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

(continues)     17

Statements of assets and liabilities

Delaware Foundation Funds

September 30, 2007

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Assets:
Investments in affiliated investment companies, at market	$54,086,916	$48,425,315	$39,756,411
Other investments, at market	803,084	3,534,371	4,157,436
Cash	41,447	33,299	22,000
Subscriptions receivable	22,725	48,447	9,291
Dividends receivable	8,502	17,406	24,222
Interest receivable	183	806	947
Total assets	54,962,857	52,059,644	43,970,307

Liabilities:
Distributions payable	20	—	6
Liquidations payable	46,254	9,623	350
Due to manager and affiliates	95,883	83,126	78,764
Other accrued expenses	34,395	32,818	29,585
Total liabilities	176,552	125,567	108,705

Total Net Assets	$54,786,305	$51,934,077	$43,861,602

Investments in affiliated investment companies, at cost	$41,333,806	$39,045,200	$35,494,682
Other investments, at cost	$803,084	$3,534,371	$4,157,436

See accompanying notes

Statements of operations

Delaware Foundation Funds

Year Ended September 30, 2007

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends from affiliated investment companies	$913,177	$1,090,438	$1,290,237
Interest	50,648	119,965	170,446
	963,825	1,210,403	1,460,683

Expenses:
Dividend disbursing and transfer agent fees and expenses	148,068	115,000	98,084
Management fees	134,736	121,908	103,263
Distribution expenses – Class A	112,962	111,408	112,452
Distribution expenses – Class B	83,163	48,620	8,041
Distribution expenses – Class C	61,669	52,872	22,018
Distribution expenses – Class R	10,131	6,527	4,312
Registration fees	38,348	38,671	50,520
Accounting and administration expenses	21,558	19,498	16,522
Legal fees	17,169	15,512	13,249
Reports and statements to shareholders	15,514	13,170	9,939
Audit and tax	15,047	14,914	14,520
Trustees’ fees and benefits	7,852	6,780	5,705
Insurance fees	1,409	1,339	1,150
Custodian fees	1,394	971	806
Pricing fees	1,339	1,332	1,338
Consulting fees	862	714	658
Dues and services	326	318	20
Taxes (other than taxes on income)	212	24	160
Trustees’ expenses	175	175	152
	671,934	569,753	462,909
Less expenses absorbed or waived	(102,465)	(79,046)	(85,212)
Less waived distribution expenses – Class A	(18,827)	(18,568)	(18,742)
Less waived distribution expenses – Class R	(1,688)	(1,088)	(719)
Less expense paid indirectly	(670)	(208)	(335)
Total operating expenses	548,284	470,843	357,901
Net Investment Income	415,541	739,560	1,102,782

Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain distributions from affiliated investment companies	1,396,741	849,343	497,775
Net realized gain (loss) from sale of investments in affiliated investment companies	78,289	(82,521)	262,634
Net realized gain on investments	1,475,030	766,822	760,409
Net change in unrealized appreciation/depreciation of investments
in affiliated investment companies	5,281,929	3,503,353	1,380,711
Net Realized and Unrealized Gain on Investments	6,756,959	4,270,175	2,141,120

Net Increase in Net Assets Resulting from Operations	$7,172,500	$5,009,735	$3,243,902

See accompanying notes

Statements of changes in net assets

Delaware Foundation Funds

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Year Ended		Year Ended		Year Ended
	9/30/07	9/30/06	9/30/07	9/30/06	9/30/07	9/30/06
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$415,541	$410,756	$739,560	$593,441	$1,102,782	$893,708
Net realized gain on investments	1,475,030	2,691,431	766,822	1,302,304	760,409	709,317
Net change in unrealized appreciation/
depreciation of investments	5,281,929	(10,935)	3,503,353	470,681	1,380,711	232,406
Net increase in net assets resulting
from operations	7,172,500	3,091,252	5,009,735	2,366,426	3,243,902	1,835,431

Dividends and Distributions to
Shareholders from:
Net investment income:
Class A	(529,265)	(322,821)	(665,157)	(345,554)	(938,575)	(714,547)
Class B	(64,000)	(19,454)	(58,238)	(15,963)	(15,830)	(14,116)
Class C	(47,347)	(13,173)	(59,686)	(13,601)	(43,123)	(10,839)
Class R	(16,462)	(4,129)	(17,032)	(6,053)	(18,178)	(4,285)
Institutional Class	(1,771)	(1,138)	(8,922)	(4,214)	(2,459)	(1,821)

Net realized gain on investments:
Class A	(1,870,286)	(182,186)	(94,557)	—	—	—
Class B	(433,696)	(39,602)	(13,194)	—	—	—
Class C	(320,848)	(26,817)	(13,523)	—	—	—
Class R	(69,721)	(3,269)	(2,775)	—	—	—
Institutional Class	(5,396)	(519)	(1,130)	—	—	—
	(3,358,792)	(613,108)	(934,214)	(385,385)	(1,018,165)	(745,608)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8,167,569	15,929,329	8,365,681	8,552,733	8,880,898	6,305,968
Class B	1,899,816	2,502,453	1,537,967	2,229,460	288,412	448,606
Class C	1,342,259	2,503,587	2,846,451	2,271,203	1,297,413	1,360,004
Class R	1,124,957	763,688	252,876	446,884	199,059	547,284
Institutional Class	545	12,617	10,847	105,074	140	12,510

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	2,346,322	497,276	746,232	341,343	929,586	708,481
Class B	477,685	56,649	67,139	15,005	13,076	12,836
Class C	364,797	39,139	72,602	13,273	37,250	10,839
Class R	86,158	7,398	19,802	6,052	18,176	4,285
Institutional Class	7,166	1,657	10,051	4,214	2,459	1,821
	15,817,274	22,313,793	13,929,648	13,985,241	11,666,469	9,412,634
Cost of shares repurchased:
Class A	(11,432,203)	(9,871,295)	(7,065,777)	(4,750,101)	(5,539,756)	(4,365,226)
Class B	(2,880,996)	(1,715,884)	(1,524,757)	(995,531)	(372,595)	(392,243)
Class C	(1,878,367)	(1,176,732)	(1,400,990)	(1,023,330)	(801,350)	(354,262)
Class R	(314,784)	(1,275,951)	(229,482)	(579,270)	(124,377)	(113,375)
Institutional Class	—	(473,654)	(346,217)	(369,580)	—	(191,003)
	(16,506,350)	(14,513,516)	(10,567,223)	(7,717,812)	(6,838,078)	(5,416,109)
Increase (decrease) in net assets derived
from capital share transactions	(689,076)	7,800,277	3,362,425	6,267,429	4,828,391	3,996,525
Net Increase in Net Assets	3,124,632	10,278,421	7,437,946	8,248,470	7,054,128	5,086,348

Net Assets:
Beginning of year	51,661,673	41,383,252	44,496,131	36,247,661	36,807,474	31,721,126
End of year[1]	$54,786,305	$51,661,673	$51,934,077	$44,496,131	$43,861,602	$36,807,474

Undistributed net investment income[1]	$24,887	$50,041	$379,882	$288,508	$752,325	$577,070

See accompanying notes

Financial highlights

Delaware Aggressive Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.610	$10.080	$8.740	$7.750	$6.380

Income from investment operations:
Net investment income[1]	0.107	0.108	0.043	0.032	0.009
Net realized and unrealized gain on investments	1.372	0.580	1.346	0.991	1.413
Total from investment operations	1.479	0.688	1.389	1.023	1.422

Less dividends and distributions from:
Net investment income	(0.163)	(0.101)	(0.049)	(0.033)	(0.052)
Net realized gain on investments	(0.576)	(0.057)	—	—	—
Total dividends and distributions	(0.739)	(0.158)	(0.049)	(0.033)	(0.052)

Net asset value, end of period	$11.350	$10.610	$10.080	$8.740	$7.750

Total return[2]	14.52%	6.89%	15.93%	13.21%	22.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,495	$36,699	$28,326	$24,491	$22,965
Ratio of expenses to average net assets	0.81%	0.80%	0.83%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.05%	1.13%	1.11%	1.67%	2.15%
Ratio of net investment income to average net assets	0.98%	1.06%	0.45%	0.38%	0.13%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.74%	0.73%	0.17%	(0.49% )	(1.22% )
Portfolio turnover	8%	9%	15%	12%	5%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     21

Financial highlights

Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
Net asset value, beginning of period	$10.480	$9.960	$8.660		$7.710		$6.340

Income (loss) from investment operations:
Net investment income (loss)[1]	0.026	0.032	(0.027)		(0.032)		(0.044)
Net realized and unrealized gain on investments	1.355	0.573	1.327		0.982		1.414
Total from investment operations	1.381	0.605	1.300		0.950		1.370

Less dividends and distributions from:
Net investment income	(0.085)	(0.028)	—		—		—
Net realized gain on investments	(0.576)	(0.057)	—		—		—
Total dividends and distributions	(0.661)	(0.085)	—		—		—

Net asset value, end of period	$11.200	$10.480	$9.960		$8.660		$7.710

Total return[2]	13.66%	6.10%	15.01%		12.32%		21.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,908	$7,864	$6,667		$4,052		$2,694
Ratio of expenses to average net assets	1.56%	1.55%	1.58%		1.55%		1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.75%	1.83%	1.81%		2.37%		2.86%
Ratio of net investment income (loss) to average net assets	0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
Portfolio turnover	8%	9%	15%		12%		5%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
Net asset value, beginning of period	$10.490	$9.970	$8.660		$7.710		$6.350

Income (loss) from investment operations:
Net investment income (loss)[1]	0.026	0.032	(0.027)		(0.032)		(0.045)
Net realized and unrealized gain on investments	1.355	0.573	1.337		0.982		1.405
Total from investment operations	1.381	0.605	1.310		0.950		1.360

Less dividends and distributions from:
Net investment income	(0.085)	(0.028)	—		—		—
Net realized gain on investments	(0.576)	(0.057)	—		—		—
Total dividends and distributions	(0.661)	(0.085)	—		—		—

Net asset value, end of period	$11.210	$10.490	$9.970		$8.660		$7.710

Total return[2]	13.65%	6.10%	15.12%		12.32%		21.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,027	$5,780	$4,147		$3,169		$2,525
Ratio of expenses to average net assets	1.56%	1.55%	1.58%		1.55%		1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.75%	1.83%	1.81%		2.37%		2.86%
Ratio of net investment income (loss) to average net assets	0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
Portfolio turnover	8%	9%	15%		12%		5%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Aggressive Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

					6/2/03[1]
	Year Ended				to
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.580	$10.050	$8.710	$7.750	$7.460

Income (loss) from investment operations:
Net investment income (loss)[2]	0.080	0.083	0.012	0.002	(0.021)
Net realized and unrealized gain on investments	1.362	0.576	1.346	0.990	0.311
Total from investment operations	1.442	0.659	1.358	0.992	0.290

Less dividends and distributions from:
Net investment income	(0.136)	(0.072)	(0.018)	(0.032)	—
Net realized gain on investments	(0.576)	(0.057)	—	—	—
Total dividends and distributions	(0.712)	(0.129)	(0.018)	(0.032)	—

Net asset value, end of period	$11.310	$10.580	$10.050	$8.710	$7.750

Total return[3]	14.18%	6.61%	15.60%	12.81%	3.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,241	$1,220	$1,693	$933	$4
Ratio of expenses to average net assets	1.06%	1.05%	1.16%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.35%	1.43%	1.41%	1.97%	2.88%
Ratio of net investment income (loss) to average net assets	0.73%	0.81%	0.12%	0.03%	(0.86%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.44%	0.43%	(0.13% )	(0.79% )	(2.59%	)
Portfolio turnover	8%	9%	15%	12%	5%

[1] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.630	$10.100	$8.760	$7.760	$6.390

Income from investment operations:
Net investment income[1]	0.134	0.134	0.067	0.053	0.027
Net realized and unrealized gain on investments	1.381	0.578	1.344	0.999	1.413
Total from investment operations	1.515	0.712	1.411	1.052	1.440

Less dividends and distributions from:
Net investment income	(0.189)	(0.125)	(0.071)	(0.052)	(0.070)
Net realized gain on investments	(0.576)	(0.057)	—	—	—
Total dividends and distributions	(0.765)	(0.182)	(0.071)	(0.052)	(0.070)

Net asset value, end of period	$11.380	$10.630	$10.100	$8.760	$7.760

Total return[2]	14.87%	7.12%	16.16%	13.58%	22.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115	$99	$550	$635	$557
Ratio of expenses to average net assets	0.56%	0.55%	0.58%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.75%	0.83%	0.81%	1.37%	1.86%
Ratio of net investment income to average net assets	1.23%	1.31%	0.70%	0.63%	0.38%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.04%	1.03%	0.47%	(0.19% )	(0.93% )
Portfolio turnover	8%	9%	15%	12%	5%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Moderate Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.270	$9.780	$8.830	$8.100	$6.900

Income from investment operations:
Net investment income[1]	0.181	0.164	0.110	0.094	0.088
Net realized and unrealized gain on investments	0.952	0.443	0.963	0.733	1.249
Total from investment operations	1.133	0.607	1.073	0.827	1.337

Less dividends and distributions from:
Net investment income	(0.204)	(0.117)	(0.123)	(0.097)	(0.137)
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.233)	(0.117)	(0.123)	(0.097)	(0.137)

Net asset value, end of period	$11.170	$10.270	$9.780	$8.830	$8.100

Total return[2]	11.18%	6.25%	12.22%	10.24%	19.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,526	$34,361	$28,660	$26,321	$29,746
Ratio of expenses to average net assets	0.81%	0.80%	0.83%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.02%	1.14%	1.09%	1.62%	2.03%
Ratio of net investment income to average net assets	1.67%	1.65%	1.17%	1.08%	1.17%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.46%	1.31%	0.91%	0.26%	(0.06% )
Portfolio turnover	8%	6%	7%	13%	9%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.230	$9.740	$8.800	$8.080	$6.880

Income from investment operations:
Net investment income[1]	0.100	0.089	0.040	0.029	0.032
Net realized and unrealized gain on investments	0.947	0.447	0.956	0.729	1.248
Total from investment operations	1.047	0.536	0.996	0.758	1.280

Less dividends and distributions from:
Net investment income	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

Net asset value, end of period	$11.120	$10.230	$9.740	$8.800	$8.080

Total return[2]	10.32%	5.52%	11.34%	9.39%	18.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,072	$4,582	$3,141	$2,448	$1,682
Ratio of expenses to average net assets	1.56%	1.55%	1.58%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.84%	1.79%	2.32%	2.74%
Ratio of net investment income to average net assets	0.92%	0.90%	0.42%	0.33%	0.42%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.76%	0.61%	0.21%	(0.44% )	(0.77% )
Portfolio turnover	8%	6%	7%	13%	9%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Moderate Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.250	$9.770	$8.820	$8.090	$6.890

Income from investment operations:
Net investment income[1]	0.100	0.089	0.040	0.029	0.031
Net realized and unrealized gain on investments	0.947	0.437	0.966	0.739	1.249
Total from investment operations	1.047	0.526	1.006	0.768	1.280

Less dividends and distributions from:
Net investment income	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

Net asset value, end of period	$11.140	$10.250	$9.770	$8.820	$8.090

Total return[2]	10.30%	5.40%	11.43%	9.50%	18.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,081	$4,130	$2,694	$1,962	$1,718
Ratio of expenses to average net assets	1.56%	1.55%	1.58%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.84%	1.79%	2.32%	2.74%
Ratio of net investment income to average net assets	0.92%	0.90%	0.42%	0.33%	0.42%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.76%	0.61%	0.21%	(0.44% )	(0.77% )
Portfolio turnover	8%	6%	7%	13%	9%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

					6/2/03[1]
	Year Ended				to
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.240	$9.750	$8.800	$8.100	$7.860

Income from investment operations:
Net investment income[2]	0.154	0.139	0.079	0.064	0.005
Net realized and unrealized gain on investments	0.953	0.439	0.963	0.733	0.235
Total from investment operations	1.107	0.578	1.042	0.797	0.240

Less dividends and distributions from:
Net investment income	(0.178)	(0.088)	(0.092)	(0.097)	—
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.207)	(0.088)	(0.092)	(0.097)	—

Net asset value, end of period	$11.140	$10.240	$9.750	$8.800	$8.100

Total return[3]	10.94%	5.96%	11.89%	9.87%	3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,157	$1,022	$1,110	$960	$6
Ratio of expenses to average net assets	1.06%	1.05%	1.16%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.32%	1.44%	1.39%	1.92%	2.23%
Ratio of net investment income to average net assets	1.42%	1.40%	0.84%	0.73%	0.14%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.16%	1.01%	0.61%	(0.04% )	(0.94%	)
Portfolio turnover	8%	6%	7%	13%	9%

[1] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     29

Financial highlights

Delaware Moderate Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$10.300	$9.800	$8.850	$8.110	$6.910

Income from investment operations:
Net investment income[1]	0.208	0.188	0.133	0.116	0.106
Net realized and unrealized gain on investments	0.950	0.453	0.962	0.741	1.250
Total from investment operations	1.158	0.641	1.095	0.857	1.356

Less dividends and distributions from:
Net investment income	(0.229)	(0.141)	(0.145)	(0.117)	(0.156)
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.258)	(0.141)	(0.145)	(0.117)	(0.156)

Net asset value, end of period	$11.200	$10.300	$9.800	$8.850	$8.110

Total return[2]	11.41%	6.60%	12.46%	10.61%	19.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$401	$643	$774	$831
Ratio of expenses to average net assets	0.56%	0.55%	0.58%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.72%	0.84%	0.79%	1.32%	1.74%
Ratio of net investment income to average net assets	1.92%	1.90%	1.42%	1.33%	1.42%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.61%	1.21%	0.56%	0.23%
Portfolio turnover	8%	6%	7%	13%	9%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$9.270	$9.000	$8.450	$7.930	$7.040

Income from investment operations:
Net investment income[1]	0.260	0.242	0.205	0.155	0.172
Net realized and unrealized gain on investments	0.503	0.241	0.522	0.459	0.867
Total from investment operations	0.763	0.483	0.727	0.614	1.039

Less dividends and distributions from:
Net investment income	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)
Total dividends and distributions	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)

Net asset value, end of period	$9.770	$9.270	$9.000	$8.450	$7.930

Total return[2]	8.36%	5.46%	8.68%	7.77%	14.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,863	$33,571	$29,930	$27,270	$24,238
Ratio of expenses to average net assets	0.81%	0.80%	0.82%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.06%	1.22%	1.20%	1.62%	1.97%
Ratio of net investment income to average net assets	2.73%	2.70%	2.35%	1.86%	2.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.48%	2.28%	1.97%	1.04%	1.13%
Portfolio turnover	13%	9%	8%	25%	1%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

 (continues)     31

Financial highlights

Delaware Conservative Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$9.270	$9.000	$8.450	$7.960	$7.080

Income from investment operations:
Net investment income[1]	0.188	0.174	0.139	0.092	0.115
Net realized and unrealized gain on investments	0.506	0.243	0.524	0.461	0.874
Total from investment operations	0.694	0.417	0.663	0.553	0.989

Less dividends and distributions from:
Net investment income	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
Total dividends and distributions	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

Net asset value, end of period	$9.770	$9.270	$9.000	$8.450	$7.960

Total return[2]	7.57%	4.69%	7.89%	6.96%	14.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$826	$852	$758	$711	$698
Ratio of expenses to average net assets	1.56%	1.55%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.92%	1.90%	2.32%	2.68%
Ratio of net investment income to average net assets	1.98%	1.95%	1.60%	1.11%	1.55%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.78%	1.58%	1.27%	0.34%	0.42%
Portfolio turnover	13%	9%	8%	25%	1%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$9.230	$8.960	$8.420	$7.930	$7.050

Income from investment operations:
Net investment income[1]	0.189	0.175	0.139	0.093	0.116
Net realized and unrealized gain on investments	0.505	0.242	0.514	0.460	0.873
Total from investment operations	0.694	0.417	0.653	0.553	0.989

Less dividends and distributions from:
Net investment income	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
Total dividends and distributions	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

Net asset value, end of period	$9.730	$9.230	$8.960	$8.420	$7.930

Total return[2]	7.60%	4.71%	7.80%	6.99%	14.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,294	$1,643	$579	$641	$340
Ratio of expenses to average net assets	1.56%	1.55%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.92%	1.90%	2.32%	2.68%
Ratio of net investment income to average net assets	1.98%	1.95%	1.60%	1.11%	1.55%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.78%	1.58%	1.27%	0.34%	0.42%
Portfolio turnover	13%	9%	8%	25%	1%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     33

Financial highlights

Delaware Conservative Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

					6/2/03[1]
	Year Ended				to
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$9.250	$8.980	$8.420	$7.930	$7.800

Income from investment operations:
Net investment income[2]	0.237	0.220	0.176	0.126	0.034
Net realized and unrealized gain on investments	0.503	0.236	0.531	0.449	0.131
Total from investment operations	0.740	0.456	0.707	0.575	0.165

Less dividends and distributions from:
Net investment income	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)
Total dividends and distributions	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)

Net asset value, end of period	$9.750	$9.250	$8.980	$8.420	$7.930

Total return[3]	8.12%	5.16%	8.46%	7.27%	2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$792	$661	$200	$185	$8
Ratio of expenses to average net assets	1.06%	1.05%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.36%	1.52%	1.50%	1.92%	2.28%
Ratio of net investment income to average net assets	2.48%	2.45%	2.02%	1.51%	1.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.18%	1.98%	1.67%	0.74%	0.17%
Portfolio turnover	13%	9%	8%	25%	1%

[1] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
Net asset value, beginning of period	$9.290	$9.020	$8.470	$7.930	$7.040

Income from investment operations:
Net investment income[1]	0.284	0.264	0.226	0.176	0.191
Net realized and unrealized gain on investments	0.512	0.241	0.522	0.468	0.861
Total from investment operations	0.796	0.505	0.748	0.644	1.052

Less dividends and distributions from:
Net investment income	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)
Total dividends and distributions	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)

Net asset value, end of period	$9.800	$9.290	$9.020	$8.470	$7.930

Total return[2]	8.72%	5.71%	8.92%	8.16%	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87	$80	$254	$387	$300
Ratio of expenses to average net assets	0.56%	0.55%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.76%	0.92%	0.90%	1.32%	1.68%
Ratio of net investment income to average net assets	2.98%	2.95%	2.60%	2.11%	2.55%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.78%	2.58%	2.27%	1.34%	1.42%
Portfolio turnover	13%	9%	8%	25%	1%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Foundation Funds

September 30, 2007

Delaware Group Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (Portfolio, or collectively as the Portfolios). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. Effective at the close of business on May 31, 2007, the Portfolios no longer accept new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — The value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in portfolio net asset value calculation as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, each Portfolio will incorporate FIN 48 in its semiannual reports on March 31, 2008. Although each Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Portfolio’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolios on the transaction. There were no commission rebates during the year ended September 30, 2007.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual asset allocation fee which is calculated at the rate of 0.25% of each of the Portfolio’s average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meeting and liquidations [collectively, “non-routine expenses”]) do not exceed 0.55% of average daily net assets through January 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Portfolio pays DSC a monthly fee computed at the annual rate of 0.04% of such Portfolio’s average daily net assets for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to waive distribution and service fees through January 31, 2008 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At September 30, 2007, the Portfolios had receivables due from or liabilities payable to affiliates as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Investment management fee payable to DMC	$15,940	$14,513	$24,929
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	29,475	24,595	19,841
Distribution fees payable to DDLP	40,270	34,572	21,939
Other expenses payable to DMC and affiliates*	10,198	9,446	12,055

* DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

 (continues)     37

Notes to financial statements

Delaware Foundation Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Portfolio bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the year ended September 30, 2007, each Portfolio was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Aggressive	Delaware Moderate	Delaware Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$2,631	$2,396	$2,026

For the year ended September 30, 2007, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

Delaware Aggressive	Delaware Moderate	Delaware Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$11,849	$11,660	$8,860

For the year ended September 30, 2007, DDLP received gross CDSC commissions on redemption of each Portfolio’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Class A	$ 72	$ 60	$ 68
Class B	10,075	5,545	1,763
Class C	1,028	1,232	1,081

Trustees’ fees and benefits include expenses accrued by the Portfolios for each Trustee’s retainer, per meeting fees and retirement benefit. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Portfolios unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payouts for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio were $6,466, $5,519, and $4,600, respectively.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the year ended September 30, 2007, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Purchases	$4,409,961	$6,517,610	$8,119,733
Sales	6,308,733	3,705,000	4,756,581

3. Investments (continued)

At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Cost of investments	$42,789,834	$42,987,864	$39,809,279
Aggregate unrealized appreciation	$12,209,082	$9,060,452	$4,434,909
Aggregate unrealized depreciation	(108,916)	(88,630)	(330,341)
Net unrealized appreciation	$12,100,166	$8,971,822	$4,104,568

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2007 and 2006 was as follows:

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Year Ended		Year Ended		Year Ended
	9/30/07	9/30/06	9/30/07	9/30/06	9/30/07	9/30/06
Ordinary income	$1,146,059	$360,715	$809,035	$385,385	$1,018,165	$745,608
Long-term capital gain	2,212,733	252,393	125,179	—	—	—
Total	$3,358,792	$613,108	$934,214	$385,385	$1,018,165	$745,608

5. Components of Net Assets on a Tax Basis

As of September 30, 2007, the components of net assets on a tax basis were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Shares of beneficial interest	$41,416,762	$41,973,982	$38,638,980
Undistributed ordinary income	72,608	379,882	752,325
Undistributed long-term capital gain	1,196,769	608,391	365,729
Unrealized appreciation of investments	12,100,166	8,971,822	4,104,568
Net assets	$54,786,305	$51,934,077	$43,861,602

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2007, the Portfolios recorded the following reclassifications:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Undistributed net investment income	$218,150	$160,849	$90,638
Accumulated net realized gain	(218,150)	(160,849)	(90,638)

For federal income tax purposes, $330,460 of capital loss carryforwards from prior years was utilized in the year ended September 30, 2007 for Delaware Conservative Allocation Portfolio.

 (continues)     39

Notes to financial statements

Delaware Foundation Funds

6. Capital Shares

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Year Ended		Year Ended		Year Ended
	9/30/07	9/30/06	9/30/07	9/30/06	9/30/07	9/30/06
Shares sold:
Class A	746,726	1,561,758	777,916	858,487	939,431	702,129
Class B	176,056	245,355	143,586	224,505	30,249	50,074
Class C	124,171	245,343	265,038	228,251	137,679	151,522
Class R	103,390	74,642	23,323	45,178	20,892	61,249
Institutional Class	50	1,247	1,024	10,401	15	1,392

Shares issued upon reinvestment of
dividends and distributions:
Class A	223,886	48,705	71,070	34,549	99,634	79,515
Class B	45,931	5,587	6,388	1,517	1,392	1,431
Class C	35,043	3,856	6,895	1,338	3,984	1,214
Class R	8,237	726	1,888	613	1,948	481
Institutional Class	684	162	957	426	263	204
	1,464,174	2,187,381	1,298,085	1,405,265	1,235,487	1,049,211

Shares repurchased:
Class A	(1,038,822)	(961,595)	(655,751)	(478,061)	(581,859)	(486,056)
Class B	(266,574)	(169,759)	(141,766)	(100,375)	(39,079)	(43,763)
Class C	(172,688)	(114,100)	(129,172)	(102,564)	(83,891)	(39,403)
Class R	(28,849)	(128,578)	(21,105)	(59,813)	(13,086)	(12,602)
Institutional Class	—	(46,473)	(32,134)	(37,442)	—	(21,132)
	(1,506,933)	(1,420,505)	(979,928)	(778,255)	(717,915)	(602,956)
Net increase (decrease)	(42,759)	766,876	318,157	627,010	517,572	446,255

For the years ended September 30, 2007 and 2006, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Year Ended			Year Ended
	9/30/07			9/30/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Aggressive Allocation Portfolio	110,823	109,523	$1,208,049	68,467	67,755	$692,990
Delaware Moderate Allocation Portfolio	42,243	42,095	457,401	32,560	32,459	325,276
Delaware Conservative Allocation Portfolio	12,651	12,667	121,643	6,161	6,179	54,757

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of September 30, 2007, or at any time during the year then ended.

8. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

9. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

10. Change in Custodian

On August 9, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15258, became the Portfolios’ custodian. Prior to August 9, 2007, JPMorgan Chase served as the Portfolios’ custodian.

11. Tax Information (Unaudited)

The information set forth below is for each Portfolio’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper tax treatment of this information.

For the fiscal year ended September 30, 2007, each Portfolio designates distributions paid during the year as follows:

	(A)	(B)
	Long-Term Capital	Ordinary Income	Total	(C)
	Gains Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Delaware Aggressive Allocation Portfolio	66%	34%	100%	35%
Delaware Moderate Allocation Portfolio	13%	87%	100%	31%
Delaware Conservative Allocation Portfolio	—	100%	100%	13%

(A) and (B) are based on a percentage of each Portfolio’s total distributions.

(C) is based on a percentage of ordinary income distributions of each Portfolio.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended September 30, 2007, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolios intend to designate the following amounts to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

Maximum amount to be
taxed at a maximum rate of 15%
Delaware Aggressive Allocation Portfolio	$658,845
Delaware Moderate Allocation Portfolio	809,035
Delaware Conservative Allocation Portfolio	1,018,165

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Foundation Funds

We have audited the accompanying statements of net assets and statements of assets and liabilities of Delaware Group Foundation Funds (comprising respectively, the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio) (the “Portfolios”) as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Delaware Group Foundation Funds at September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 14, 2007

Other Fund information (unaudited)

Delaware Foundation Funds

Board Consideration of Delaware Foundation Funds Investment Advisory Agreements

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Aggressive Allocation Portfolio, Delaware Conservative Allocation Portfolio and Delaware Moderate Allocation Portfolio (each a “Fund” and collectively the “Funds”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Funds. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Funds for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Aggressive Allocation Portfolio – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset aggressive allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the first quartile. The Board was satisfied with performance. Additionally, the Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

Delaware Conservative Allocation Portfolio – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset conservative allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance. Additionally, the Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

(continues)     43

Other Fund information (unaudited)

Delaware Foundation Funds

Board Consideration of Delaware Foundation Funds Investment Advisory Agreements (continued)

Delaware Moderate Allocation Portfolio – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset moderate allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the second quartile. The Board noted that the Fund’s performance results were mixed but on an overall basis tended toward median, which was acceptable. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of each Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Aggressive Allocation Portfolio – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through January 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Additionally, and in accordance with the Fund’s exemptive order, the Board determined that the investment advisory fee charged under the Fund’s investment advisory contract was based on services in addition to, rather than duplicative of, services provided pursuant to any underlying fund’s investment advisory contract.

Delaware Conservative Allocation Portfolio – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through January 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Additionally, and in accordance with the Fund’s exemptive order, the Board determined that the investment advisory fee charged under the Fund’s investment advisory contract was based on services in addition to, rather than duplicative of, services provided pursuant to any underlying fund’s investment advisory contract.

Delaware Moderate Allocation Portfolio – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through January 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Additionally, and in accordance with the Fund’s exemptive order, the Board determined that the investment advisory fee charged under the Fund’s investment advisory contract was based on services in addition to, rather than duplicative of, services provided pursuant to any underlying fund’s investment advisory contract.

Board Consideration of Delaware Foundation Funds Investment Advisory Agreements (continued)

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the benchmarking analysis conducted at the Fund’s inception. Management believed, and the Board agreed, that the Fund was priced with relatively low management fees to reflect potential economies of scale up front.

Fund management

Michael J. Hogan, CFA
Executive Vice President, Chief Investment Officer, Head of Equity Investments

Mr. Hogan joined Delaware Investments in April 2007 to lead equity investments, which comprises eight in-house investment teams. Prior to joining the firm, he spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI’s Global Equity team comprised more than 20 investment professionals across four countries and was responsible for a wide range of equity mandates. Mr. Hogan also led SEI’s U.S. Equity team, was the director for the Non-U.S. Equity team, and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset Management for seven years as a senior economist and then as a portfolio strategist. Mr. Hogan started his career at Wharton Econometric Forecasting Associates. He graduated from the University of Delaware with a bachelor’s degree and a master’s degree in economics, and he is a member of the Association for Investment Management and Research and The CFA Society of Philadelphia.

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	84	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	84	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	84	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	84	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	84	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	84	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	84	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer	84	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA		Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation
July 31, 1948
Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	84	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	84	None[4]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 26, 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	84	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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(2434)	Printed in the USA
AR-444 [9/07] CGI 11/07	MF-07-10-344 PO12381

Item 2. Code of Ethics

      The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

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     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $32,700 for the fiscal year ended September 30, 2007.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

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     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $30,800 for the fiscal year ended September 30, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended September 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant’s fiscal year ended September 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $7,250 for the fiscal year ended September 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

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     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,600 for the fiscal year ended September 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2006.

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     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)
up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)
up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

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     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $261,612 and $264,820 for the registrant’s fiscal years ended September 30, 2007 and September 30, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

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Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 7, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 7, 2007

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